Financial Instruments - Summary of Consolidated Debt by Type of Instrument (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Short- term			$ 16,973	$ 1,222
Long- term	$ 9,892	$ 11,379	177,022	235,016
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term			15,685	752
Long- term	$ 798		(15,685)	(752)
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Short- term			910	297
Long- term			55,571	58,122
Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Short- term			910	261
Long- term			5,439	1,090
Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Short- term			0	36
Long- term			50,132	57,032
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term			378	173
Long- term			137,136	177,646
Notes payable [member] | Notes payable in Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Short- term			0	0
Long- term			0	648
Debt instrument maturity period	2018
Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Short- term			224	0
Long- term			133,949	173,656
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term			154	173
Long- term			3,187	3,342
Total bank loans and notes payables [member]
Disclosure of detailed information about financial instruments [line items]
Short- term			1,288	470
Long- term			$ 192,707	$ 235,768
Bottom of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2018	2017
Bottom of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2018	2017
Bottom of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2018	2017
Bottom of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2018	2017
Top of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2022	2022
Top of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2022	2020
Top of range [member] | Notes payable [member] | Notes payable in Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period		2017
Top of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2026
Top of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2025	2025